Financial risk management - Capital risk (Details) $ in Thousands, € in Millions, ¥ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Financial risk management
Cash and cash equivalents	$ 2,048,800	€ 636.0	¥ 1,164.6	$ 800,740	$ 1,334,676	$ 1,216,803
Financial assets	1,131,000	€ 200.0		$ 1,391,808	$ 1,002,052
Total capital	$ 5,658,600